Dispositions (Narrative) (Details) $ in Millions	2 Months Ended	3 Months Ended				12 Months Ended
	Mar. 05, 2019 CAD ($)	Mar. 29, 2019 CAD ($) Facilities	Mar. 29, 2019 USD ($) Facilities	Mar. 25, 2019 CAD ($)	Mar. 25, 2019 USD ($)	Dec. 20, 2019 CAD ($)
Emera Maine | Held for sale
Details of the assets and liabilities classified as held for sale [Line items]
Disposition, Depreciation and Amortization				$ 39,000,000	$ 29
Emera Maine | Held for sale | Plan, subject to approval
Details of the assets and liabilities classified as held for sale [Line items]
Disposition, Name				Emera Maine	Emera Maine
Description and Timing and Disposition				The transaction is expected to close in early 2020	The transaction is expected to close in early 2020
Disposition, Value					$ 1,300
Proceeds on disposition of business					$ 959
EUS | Disposition
Details of the assets and liabilities classified as held for sale [Line items]
Disposition, Name						EUS
Description and Timing and Disposition						EUS ceased operations on September 30, 2019
Disposition, Value						$ 0
New England Gas Generating Facilities [Member] | Disposition
Details of the assets and liabilities classified as held for sale [Line items]
Disposition, Name		New England Gas Generation	New England Gas Generation
Description and Timing and Disposition		The NEGG assets were classified as held for sale at December 31, 2018 and the Company ceased depreciation of these assets on November 27, 2018.	The NEGG assets were classified as held for sale at December 31, 2018 and the Company ceased depreciation of these assets on November 27, 2018.
Proceeds on disposition of business		$ 799,000,000	$ 598
Number of facilities | Facilities		3	3
Segment that Includes Disposition		Other reportable segment	Other reportable segment
Bayside Power Limited Partnership [Member] | Disposition
Details of the assets and liabilities classified as held for sale [Line items]
Disposition, Name	Bayside facility
Proceeds on disposition of business	$ 46,000,000
Segment that Includes Disposition	Other reportable segment